Available for Sale Marketable Securities (Details Textual)	12 Months Ended
Dec. 31, 2015
Available for Sale Marketable Securities [Abstract]
Available-for-sale marketable securities unrealized losses, description	All investments with an unrealized loss as of December 31, 2015 are with continuous unrealized losses for less than 12 months.